Other Current Liabilities and Accrued Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Other Current Liabilities and Accrued Expense [Line Items]
Payroll and employee benefits	$ 17,538		$ 16,587
Income and withholding taxes	17,169		3,087
Handset purchases	16,746		37,405
Value-added tax and other business taxes	12,452		13,990
Dealer commissions and subsidies	11,484		13,411
Interconnection and roaming charges payable	8,798		13,017
Other	39,425		45,938
Other current liabilities and accrued expenses	$ 123,612	$ 144,185	$ 143,435